ANNUAL REPORT o OCTOBER 31, 1999

CitiFunds(SM)

            International
            Growth & Income Portfolio

INTERNATIONAL STOCKS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  16
--------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO
Portfolio of Investments                                                      17
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           19
--------------------------------------------------------------------------------
Statement of Operations                                                       19
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            20
--------------------------------------------------------------------------------
Financial Highlights                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 21
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  24
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

    Over the past year, the international stock markets have produced generally positive results. Challenging market conditions early in the 12-month reporting period ended October 31, 1999 gave way to recovery during the second and third quarters of 1999. However, many international markets experienced additional volatility as the fourth quarter began.

    Expectations on the health of the global economy varied widely during the reporting period. Initially investors were worried that a major slowdown in economic growth would result from the financial crisis in the emerging markets of Asia, Latin America, and Eastern Europe. These concerns were dispelled early in 1999 by continued strength in both the United States and the United Kingdom and by signs of recovery in Asia, particularly in Japan, and improving conditions in Europe.

    As these expectations developed, investors' desire to own companies with visible earnings growth was replaced by a desire to own companies with more exposure to the recovering global economy.

    Throughout the reporting period, the Fund's subadviser, Hotchkis and Wiley, continued to manage CitiFundsSM International Growth & Income Portfolio with the goal of achieving its investment objective of providing current income and long-term growth of income accompanied by growth of capital.

    This report reviews the Fund's investment activities and performance during the 12 months ended October 31, 1999, and provides a summary of the subadviser's perspective on and outlook for the international stock markets. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,


/s/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    WHILE THE 12-MONTH PERIOD ENDED OCTOBER 31, 1999 WAS A VOLATILE TIME FOR MOST NON-U.S. STOCKS, THE INTERNATIONAL STOCK MARKETS AS MEASURED BY THE MSCI EAFE INDEX PROVIDED SIMILAR RETURNS TO U.S. STOCKS AS MEASURED BY THE S&P 500. This marks the first time in several years that international stocks have kept pace with U.S.
stocks.

    When the reporting period began, the U.S. Federal Reserve Board (the "Fed") and other nations' central banks were in the midst of a series of interest rate cuts intended to stimulate global economic growth, which had been threatened by the spread of an international currency and credit crisis. In fact, economies in Japan and throughout Southeast Asia were mired in recession, and many investment professionals became concerned that a slowdown might spread to Europe and the United States.

    IN LIGHT OF UNCERTAIN MARKET CONDITIONS, INVESTORS FLOCKED TO THE RELATIVE SAFETY OF INVESTMENTS THAT THEY CONSIDERED TO BE EXTREMELY HIGH QUALITY, PARTICULARLY U.S. TREASURY SECURITIES AND A HANDFUL OF WELL ESTABLISHED, LARGE CAP EUROPEAN GROWTH STOCKS IN THE PHARMACEUTICAL AND TELECOMMUNICATIONS INDUSTRIES. Conversely, investors stayed away from many other types of company stocks, including the value-oriented stocks in which the Portfolio primarily invests. (Growth investing consists of investing in companies with historically strong and relatively predictable earnings growth rates. Value investing consists of identifying securities of companies that are believed to be undervalued but have good longer term business prospects.) As a result, prices of these value-oriented stocks declined sharply during the final months of 1998.

    The central banks' stimulus strategy was apparently effective because many international economies showed signs of recovery in early 1999, while European and U.S. economies continued to grow. As a result, investors were now willing to invest in markets and industries they previously avoided, and they appeared to be particularly attracted to stocks in Japan and Southeast Asia. In addition, investors also seemed to favor cyclical companies that were sensitive to changes in the economic cycle, including manufacturers of basic materials such as paper, chemicals and building materials. This more broadly based rally continued through August 1999.

    By the end of the second quarter of 1999, the Portfolio's management began to adjust the geographic and industry distribution of the Portfolio to gain exposure to areas that had been overlooked in the markets' enthusiasm for cyclical exposure.

    In particular, management reduced the Portfolio's holdings of stocks in the United Kingdom, which had grown to as high as 30% of net assets as a result of substantial market appreciation. In fact, U.K. stocks, spurred higher by positive results from engineering and chemical companies and an increase in merger activity, were a primary driver of the Portfolio's performance during the reporting period. Management has since locked in gains from some U.K. stocks, and has reduced the Portfolio's U.K. holdings to approximately 25% of the Portfolio's assets as of October 31, 1999.

    From an industry standpoint, the Portfolio's management focused primarily on economically sensitive companies such as basic materials producers during the first half of the Portfolio's reporting period. After the international stock markets rallied and cyclical stocks became less attractively valued, management shifted its focus toward undervalued telecommunications stocks by adding positions in telephone companies in the U.K., Portugal and New Zealand. The Portfolio purchased these stocks when they were out of favor and believes they represent good investment opportunities.

    Going forward, the Portfolio's management is optimistic about the prospects for the international equity markets. Although heightened market volatility is likely to continue through the end of 1999, economic conditions should be positive for many international stocks after the new year begins. In Japan, progress toward economic recovery and the cost-cutting benefits of corporate restructuring should help the market recover even further. In Europe, continued economic growth and the benefits of the EMU should help support stock prices. In the opinion of management, international stocks may represent an excellent opportunity for U.S. investors to participate in markets that have the potential to provide higher returns than U.S. stocks over time.

Please note that international investing involves certain risks, such as currency fluctuation, differing accounting and financial disclosure standards and the potential for adverse political developments.

FUND FACTS
FUND OBJECTIVE
Current income and long-term growth of income accompanied by growth of capital.

INVESTMENT MANAGER,                         DIVIDENDS
International Portfolio                     Paid semi-annually, if any
Citibank, N.A.

PORTFOLIO SUBADVISER                        CAPITAL GAINS
Hotchkis and Wiley                          Distributed annually, if any

COMMENCEMENT OF OPERATIONS                  BENCHMARKS
March 2, 1998                               o MSCI EAFE Index*
                                            o Lipper International Equity Funds
NET ASSETS AS OF 10/31/99                     Average**
Class A Shares
$12.3 million
Class B Shares
$106,199

* The MSCI EAFE Index is an unmanaged index of equity securities in 21 countries listed on the exchanges of Europe, Australia, New Zealand and countries in the Far East.

** The Lipper International Equity Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. issuers and markets are subject.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

INDUSTRIES AS A % OF THE PORTFOLIO AS OF OCTOBER 31, 1999

INDUSTRY                                                      % OF COMMON STOCKS

Banks ...........................................................     11.2%
Telecommunication Services ......................................      8.0%
Chemicals .......................................................      5.2%
Petroleum .......................................................      4.9%
Machinery .......................................................      4.5%
Insurance - Property & Casualty .................................      4.1%
Industrial Manufacturing ........................................      4.1%
Engineering & Business Service ..................................      3.6%
Entertainment & Recreation ......................................      3.5%
Pharmaceuticals .................................................      3.2%
Building Materials ..............................................      3.1%
Beverages .......................................................      2.8%
Household Durables ..............................................      2.5%
Tobacco .........................................................      2.4%
Steel ...........................................................      2.0%
Health Care .....................................................      2.0%
Industrial Manufacturing ........................................      2.0%
Communications ..................................................      1.9%
Insurance - Life ................................................      1.9%
Publishing ......................................................      1.9%
Property ........................................................      1.8%
Utilities .......................................................      1.8%
Miscellaneous ...................................................      1.7%
Computer Peripherals ............................................      1.5%
Paper Products ..................................................      1.5%
Financial Services ..............................................      1.4%
Household Durables ..............................................      1.4%
Forest Products .................................................      1.4%
Non-Residential Construction ....................................      1.3%
Household Products ..............................................      1.3%
Consumer Electronics Materials ..................................      1.2%
Broadcasting ....................................................      1.2%
Motor Vehicles ..................................................      1.1%
Food Processing Equipment .......................................      1.1%
Mining ..........................................................      1.1%
Transportation - Air ............................................      1.0%
Textiles ........................................................      1.0%
Electrical Equipment ............................................      0.8%
Rubber & Miscellaneous ..........................................      0.8%
Retailers - Specialty ...........................................      0.7%
Private Placement ...............................................      0.1%

                  PORTFOLIO COMPOSITION AS OF OCTOBER 31, 1999

[The following table represents a chart in the printed material]


Great Britain       25%
Switzerland          9%
Netherlands          9%
France              10%
Germany             10%
Japan                7%
Canada               4%
Hong Kong            3%
Ireland              4%
Italy                3%
Other               16%

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
FUND PERFORMANCE
TOTAL RETURNS

                                                                                                  SINCE
                                                                                  ONE            3/2/98
ALL PERIODS ENDED OCTOBER 31, 1999                                               YEAR          (INCEPTION)*
-----------------------------------------------------------------------------------------------------------
CitiFunds International Growth & Income Portfolio (Class A)
  without sales charge                                                           18.50%             4.22%
Lipper International Equity Funds Average                                        25.56%            11.22%+
MSCI EAFE Index                                                                  23.37%            12.62%+
CitiFunds International Growth &Income Portfolio (Class A)
  with maximum sales charge of 5.00%                                             12.57%             1.06%
CitiFunds International Growth & Income Portfolio (Class B)
  without deferred sales charge                                                      --             8.94%#**
Lipper International Equity Funds Average                                            --            15.94%++**
MSCI EAFE Index                                                                      --            12.85%++**
CitiFunds International Growth &Income Portfolio (Class B)
  with maximum deferred sales charge of 5.00%                                        --             3.49%#**

 * Average Annual Total Return
** Not Annualized
 + From 2/28/98
++ From 12/31/98
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

[The following table represents a chart in the printed material]


                              CitiFunds
                              International       Lipper
                              Growth & Income     International        MSCI
                              Portfolio           Equity Funds         EAFE
                              (Class A)           Average              Index

February 28, 1998              10,000             10,000               10,000
March 31, 1998                 9,975              10,511               10,310
April 30, 1998                 10,108             10,655               10,394
May 31, 1998                   10,022             10,666               10,346
June 30, 1998                  9,813              10,584               10,426
July 31, 1998                  9,623              10,737               10,535
August 31, 1998                8,227              9,204                9,232
September 30, 1998             7,837              8,871                8,951
October 31, 1998               8,588              9,530                9,886
November 30, 1998              8,939              10,022               10,396
December 31, 1998              9,106              10,330               10,808
January 31, 1999               8,691              10,411               10,779
February 28, 1999              8,691              10,136               10,525
March 31, 1999                 9,087              10,490               10,967
April 30, 1999                 9,868              10,971               11,413
May 31, 1999                   9,636              10,520               10,828
June 30, 1999                  9,974              11,074               11,252
July 31, 1999                  10,254             11,359               11,590
August 31, 1999                10,447             11,459               11,635
September 30, 1999             10,254             11,503               11,755
October 31, 1999               10,177             11,946               12,198



A $10,000 investment in the Fund made on inception date would have been worth $10,177 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.


The graph includes the initial charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
-----------------------------------------------------------------------------
ASSETS:
Investment in International Portfolio, at value (Note 1A)         $12,271,569
Receivables from Sub-Administrator                                    123,250
Other assets                                                           63,420
-----------------------------------------------------------------------------
  Total assets                                                     12,458,239
-----------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  15,495
Accrued expenses and other liabilities                                 56,503
-----------------------------------------------------------------------------
  Total liabilities                                                    71,998
-----------------------------------------------------------------------------
NET ASSETS                                                        $12,386,241
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   $12,770,062
Unrealized depreciation                                            (2,641,665)
Accumulated net realized gain                                       2,133,529
Accumulated net investment income                                     124,315
-----------------------------------------------------------------------------
  Total                                                           $12,386,241
-----------------------------------------------------------------------------
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($12,280,042/1,164,359
  shares outstanding)                                                  $10.55
Offering price per share (10.55/0.95)                                  $11.11*
-----------------------------------------------------------------------------
CLASS B SHARES:
Net Asset Value per share and offering price
 ($106,199/10,134 shares outstanding)                                  $10.48**
-----------------------------------------------------------------------------

 *  Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable deferred contingent sales charge.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Dividend Income from International Portfolio                               $349,776
  (net of foreign withholding tax of $53,529)
Interest Income from International Portfolio                                  4,949
Foreign Tax reclaims                                                         27,027
Allocated Expenses from International Portfolio                            (141,202)
------------------------------------------------------------------------------------------------------------------

                                                                                                   $ 240,550

EXPENSES:
Management fees (Note 2)                                                     36,936
Service fees Class A (Note 3)                                                36,789
Service fees Class B (Note 3)                                                   588
Legal fees                                                                   48,389
Transfer agent fees                                                          42,261
Shareholder reports                                                          29,494
Custody and fund accounting fees                                             25,804
Audit fees                                                                   18,160
Blue sky fees                                                                16,428
Trustees fees                                                                 5,304
Other                                                                         3,110
------------------------------------------------------------------------------------------------------------------

  Total expenses                                                            263,263
Less expenses assumed by the Sub-Administrator (Note 6)                    (123,250)
Less aggregate amount waived by the Manager (Note 2)                        (36,936)
------------------------------------------------------------------------------------------------------------------

  Net expenses                                                                                       103,077
------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                137,473
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM
  INTERNATIONAL PORTFOLIO:
Net realized gain                                                         1,674,502
Unrealized appreciation                                                     753,056
------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    from International Portfolio:                                                                  2,427,558
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $2,565,031
------------------------------------------------------------------------------------------------------------------


See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE PERIOD
                                                                                       MARCH 2, 1998
                                                                                      (COMMENCEMENT
                                                                  YEAR ENDED         OF OPERATIONS) TO
                                                                  OCTOBER 31,           OCTOBER 31,
                                                                     1999                  1998
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                            $   137,473           $   216,322
Net realized gain                                                  1,674,502               490,577
Unrealized appreciation (depreciation)                               753,056            (3,394,721)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  2,565,031            (2,687,822)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class A)                                     (261,030)                 --
----------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                     871,769            28,257,432
Net asset value of shares issued to shareholders
  from reinvestment of distributions                                 261,030                  --
Cost of shares repurchased                                        (8,337,578)           (8,383,403)
----------------------------------------------------------------------------------------------------------
  Total Class A                                                   (7,204,779)           19,874,029
----------------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                     100,903                  --
Net asset value of shares issued to
 shareholders from reinvestment of distributions                        --                    --
Cost of shares repurchased                                               (91)                 --
----------------------------------------------------------------------------------------------------------
  Total Class B                                                      100,812                  --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                                (7,103,967)           19,874,029
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                             (4,799,966)           17,186,207
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               17,186,207                  --
----------------------------------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of
  $124,315 and $150,642, respectively)                           $12,386,241           $17,186,207
----------------------------------------------------------------------------------------------------------

* January 4, 1999 (Commencement of Operations) to October 31, 1999

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS



                                                                                      CLASS A
                                                                     -----------------------------------------
                                                                                           FOR THE PERIOD
                                                                                            MARCH 2, 1998
                                                                                            (COMMENCEMENT
                                                                        YEAR ENDED        OF OPERATIONS) TO
                                                                        OCTOBER 31,          OCTOBER 31,
                                                                            1999                1998
---------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                         $9.04               $10.00
---------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                        0.091+               0.079
Net realized and unrealized gain (loss) on investments                       1.561               (1.039)
---------------------------------------------------------------------------------------------------------------
  Total from operations                                                      1.652               (0.960)
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                       (0.142)                 --
---------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                              $10.55                $9.04
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                  $12,280              $17,186
Ratio of expenses to average net assets (A)                                  1.65%                1.66%*
Ratio of net investment income to average net assets                         0.93%                1.76%*
Total return                                                                18.50%              (9.60)%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income per share and the ratios would have been as follows:

Net investment income (loss) per share                                     $(0.015)+             $0.061
RATIOS:
Expenses to average net assets (A)                                           2.73%                2.06%*
Net investment income to average net assets                                (0.15)%                1.36%*
---------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized.
  + The per share amounts were computed using monthly average of shares during the period.
(A) Includes the Fund's share of International Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS


                                                                   CLASS B
                                                            --------------------
                                                               FOR THE PERIOD
                                                               JANUARY 4, 1999
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                              OCTOBER 31, 1999
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                               $ 9.62
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                               0.027+
Net realized and unrealized gain on investments                     0.833
--------------------------------------------------------------------------------
  Total from operations                                             0.860
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                  --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                     $10.48
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $106
Ratio of expenses to average net assets (A)                         2.40%*
Ratio of net investment income to average net assets                0.18%*
Total return                                                        8.94%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                     $(0.085)+
RATIOS:
Expenses to average net assets (A)                                  3.48%*
Net investment income to average net assets                       (0.90)%*
--------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized.
  + The per share amounts were computed using monthly average of shares during the period. (A) Includes the Fund's share of International Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS



1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds International Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in International Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (11.7% at October 31, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

    The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchases. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have a lower expense ratio than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor received $2,914 from sales of Class A and $7 in deferred sales charges from redemptions of Class B shares.

    The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Fund are as follows:

    A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

    C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $1,400,807 of which $575,213 will expire on October 31, 2006 and of which $825,594 will expire on October 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

    D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

    E. Distributions Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended October 31, 1999, the Fund reclassified $79,708 from undistributed net investment income to accumulated net gain on investments.

    F. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's aver-

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

age daily net assets. The management fee amounted to $36,936, all of which was voluntarily waived for the year ended October 31, 1999.

    The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund, The Service Fees for Class A shares amounted to $36,789 for the year ended October 31, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service Fees for Class B shares amounted to $588 for the period ended October 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 1999 aggregated $1,002,472 and $8,538,943, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:
                                                               FOR THE PERIOD
                                                                MARCH 2, 1998
                                                                (COMMENCEMENT
                                             YEAR ENDED       OF OPERATIONS) TO
                                             OCTOBER 31,         OCTOBER 31,
                                                1999                1998
--------------------------------------------------------------------------------
CLASS A
Shares sold                                       90,447            2,743,688
Shares issued to shareholders
 from reinvestment of distributions               28,250                   --
Shares repurchased                              (856,404)            (841,622)
--------------------------------------------------------------------------------
 Net increase (decrease)                        (737,707)           1,902,066
--------------------------------------------------------------------------------

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


                                                                FOR THE PERIOD
                                                                 MARCH 2, 1998
                                                                 (COMMENCEMENT
                                                YEAR ENDED     OF OPERATIONS) TO
                                                OCTOBER 31,       OCTOBER 31,
                                                   1999              1998
--------------------------------------------------------------------------------
CLASS B*
Shares sold                                        10,144                 --
Shares issued to shareholders
  from reinvestment of distributions                 --                   --
Shares repurchased                                    (10)                --
                                                                          --
--------------------------------------------------------------------------------
 Net increase                                      10,134                 --
--------------------------------------------------------------------------------

* January 4, 1999 (Commencement of Operations) to October 31, 1999.

6. ASSUMPTIONS OF EXPENSE CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 1999, which amounted to $123,250.

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF CITIFUNDS INTERNATIONAL TRUST (THE "TRUST"):
CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO

    In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds International Growth & Income Portfolio (the "Fund"), a series of
CitiFunds International Trust, at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTSOctober 31, 1999


ISSUER                                                SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.7%
--------------------------------------------------------------------------------
AUSTRIA -- 1.0%
Boehler-Uddeholm                                      23,753        $    994,387
                                                                    ------------
AUSTRALIA -- 2.0%
--------------------------------------------------------------------------------
Australia & New Zealand
   Banking Group                                     180,725           1,192,705
Pioneer International,
   Ltd                                               421,090             921,054
                                                                    ------------
                                                                       2,113,759
                                                                    ------------
CANADA -- 4.2%
--------------------------------------------------------------------------------
Imasco, Ltd.                                          57,162           1,534,003
Manulife Financial Corp.                             144,681           1,739,829
Noranda, Inc.                                         83,370           1,098,837
                                                                    ------------
                                                                       4,372,669
FINLAND -- 1.3%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                        44,913           1,417,252
                                                                    ------------
FRANCE -- 9.8%
--------------------------------------------------------------------------------
BIC                                                   26,491           1,295,702
BQE National Paris                                    33,660           2,956,340
LaFarge                                                9,556             919,710
Pernod-Ricard                                         25,639           1,731,370
Total                                                 25,404           3,433,674
                                                                    ------------
                                                                      10,336,796
                                                                    ------------
GERMANY -- 10.1%
--------------------------------------------------------------------------------
Buderus AG                                            64,246           1,081,234
Celanese AG *                                          5,134              81,003
Commerzbank AG                                        36,272           1,383,035
Draegerwerk AG                                       102,551           1,089,469
Dyckerhoff AG                                         46,150           1,383,472
Hoechst AG                                            51,341           2,260,027
SGL Carbon *                                          12,467             797,951
Veba AG                                               33,039           1,786,256
Vossloh AG                                            39,304             814,436
                                                                    ------------
                                                                      10,676,883
                                                                    ------------
GREAT BRITAIN -- 25.4%
--------------------------------------------------------------------------------
Allied Domecq                                        206,225           1,155,542
Allied Zurich                                         86,924           1,056,967
BAA                                                  145,340           1,062,760
British American
   Tobacco p.l.c                                     136,414             905,587
British
   Telecommunications                                 78,192           1,418,475
CGU                                                   88,188           1,285,356
Coats Viyella                                      1,335,566           1,025,976
Cookson Group                                        477,685           1,466,880
Elementis                                            770,938           1,304,809
Hanson                                               162,899           1,268,782
Invensys                                             198,990             977,671
Lex Service                                          147,920           1,130,238
Lloyds TSB Group                                      91,422           1,264,891
Medeva                                               515,530           1,313,034
National Westminster
   Bank                                               80,021           1,806,679
Reckitt & Colman                                     113,494           1,376,320
Reed International                                    98,590             578,351
Safeway                                              237,916             750,611
TI Group                                             211,045           1,421,835
Thames Water                                           4,412              63,798
Tomkins                                              430,627           1,457,244
United News & Media                                  138,995           1,332,693
Williams                                             262,194           1,314,053
                                                                    ------------
                                                                      26,738,552
                                                                    ------------
HONG KONG -- 2.9%
--------------------------------------------------------------------------------
Hang Lung
   Development Co.                                   880,635             946,554
New World
   Development Co.                                   482,790             913,563
South China Morning
   Post                                            1,651,486           1,222,378
                                                                    ------------
                                                                       3,082,495
                                                                    ------------
IRELAND -- 4.1%
--------------------------------------------------------------------------------
Allied Irish Banks                                   134,945           1,689,108
Greencore Group                                      392,880           1,128,175
Jefferson Smurfit Group                              587,230           1,525,664
                                                                    ------------
                                                                       4,342,947
                                                                    ------------
ITALY -- 3.3%
--------------------------------------------------------------------------------
Eni Spa                                              281,000           1,643,368
Telecom Italia SPA                                    73,884             362,928
Telecom Italia SPA                                   175,400           1,514,700
                                                                    ------------
                                                                       3,520,996
                                                                    ------------
JAPAN -- 7.0%
--------------------------------------------------------------------------------
Nichicon Corp.                                        58,000           1,257,121
Nintendo Co.                                          22,500           3,571,257
Promise Co.                                           21,600           1,450,081
Yodogawa Steel Works                                 265,000           1,092,836
                                                                    ------------
                                                                       7,371,295
                                                                    ------------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)October 31, 1999


ISSUER                                                SHARES          VALUE
--------------------------------------------------------------------------------

NETHERLANDS -- 8.8%
--------------------------------------------------------------------------------
ABN-Amro Holdings  NV                                 50,317          $1,216,767
Akzo Nobel NV                                         40,738           1,754,290
Fortis NL                                             54,180           1,865,257
ING Groep NV                                          33,683           1,986,884
Koninklijke PTT                                       20,276           1,040,559
Philips Electronics NV                                13,987           1,434,442
                                                                    ------------
                                                                       9,298,199
                                                                    ------------
NEW ZEALAND -- 1.7%
--------------------------------------------------------------------------------
Telecom Corp.                                        444,385           1,788,554
                                                                    ------------
PORTUGAL -- 2.0%
--------------------------------------------------------------------------------
Portugal
   Telecommunications                                 46,244           2,062,410
                                                                    ------------
SPAIN -- 1.9%
--------------------------------------------------------------------------------
Telefonica S.A.*                                     121,037           1,991,171
                                                                    ------------
SWEDEN -- 2.2%
--------------------------------------------------------------------------------
Electrolux AB                                         64,700           1,290,224
Getinge Industrier                                    89,472             979,144
                                                                    ------------
                                                                       2,269,368
                                                                    ------------
SWITZERLAND -- 8.5%
--------------------------------------------------------------------------------
Forbo Holdings AG                                      3,003           1,335,717
Geberit                                                6,834           2,013,033
Novartis AG                                            1,348           2,016,296
Saurer AG                                              2,567           1,077,793
Schweizerische
   Industrie-Gesellschaft
   Holding AG                                          2,047           1,208,620
Sulzer AG                                              1,837           1,289,503
                                                                    ------------
                                                                       8,940,962
                                                                    ------------

UNITED STATES -- 1.5%
--------------------------------------------------------------------------------
Creative Technology Ltd.*                            131,246           1,574,952
                                                                    ------------

TOTAL COMMON STOCK
   (Identified cost
    $100,934,970)                                                    102,893,647
                                                                    ------------


SHORT-TERM OBLIGATIONS -- 1.9%
--------------------------------------------------------------------------------
State Street Bank & Trust  Repurchase
   Agreement 4.25% due 11/01/99  proceeds at
   maturity  $1,955,000  (collateralized by
   $1,995,000 Federal National Mortgage
   Association 5.12% due 05/12/00,
   valued at $1,994,792)                                               1,955,000
                                                                    ------------
TOTAL INVESTMENTS
   (Identified Cost
   $102,889,970)                                          99.6%     $104,848,647
OTHER ASSETS,
   LESS LIABILITIES                                        0.4           444,758
                                                         -----      ------------
NET ASSETS                                               100.0%     $105,293,405
                                                         -----      ------------

* Non income producing securities

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $102,889,970)                                  $104,848,647
Dividends and interest receivable                                                                    229,041
Receivable for investments sold                                                                      864,138
--------------------------------------------------------------------------------------------------------------
  Total assets                                                                                   105,941,826
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                                                    484,340
Payable to the custodian                                                                              73,669
Accrued expenses and other liabilities                                                                90,412
--------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                                  648,421
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $105,293,405
--------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                                                        $105,293,405
--------------------------------------------------------------------------------------------------------------



INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign withholding tax of $557,288)                  $3,846,132
Interest income                                                                   49,915
--------------------------------------------------------------------------------------------------------------
  Total investment income                                                                        $ 3,896,047

EXPENSES:
Management fees (Note 2)                                                       1,317,234
Custody and fund accounting fees                                                 245,106
Audit fees                                                                        35,890
Legal fees                                                                         9,371
Trustees fees                                                                      5,714
Other                                                                              3,388
--------------------------------------------------------------------------------------------------------------
  Total expenses                                                               1,616,703
Less aggregate amount waived by the Manager (Note 2)                             (46,155)
--------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                     1,570,548
--------------------------------------------------------------------------------------------------------------
Net investment income                                                                              2,325,499
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investment transactions                                  17,944,018
Net realized loss on foreign currency transactions                              (362,524)
--------------------------------------------------------------------------------------------------------------
  Net realized gain on investment transactions
  and foreign currency transactions                                                               17,581,494
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments, forward currency
contracts, foreign currency transactions                                                           9,962,721
--------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain of Investments and
    Foreign Currency Transactions                                                                 27,544,215
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $29,869,714
--------------------------------------------------------------------------------------------------------------


See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE PERIOD
                                                                                             NOVEMBER 1, 1997
                                                                                               (COMMENCEMENT
                                                                     YEAR ENDED              OF OPERATIONS) TO
                                                                     OCTOBER 31,               OCTOBER 31,
                                                                        1999                       1998
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $   2,325,499              $   4,310,814
Net realized gain on investment transactions and
  foreign currency transactions                                       17,581,494                  4,002,173
Unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency transactions                                        9,962,721                (20,091,760)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           29,869,714                (11,778,773)
----------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                                   9,449,606                593,863,296
Value of withdrawals                                                (164,972,221)              (351,138,217)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                                         (155,522,615)               242,725,079
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                              (125,652,901)               230,946,306
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                  230,946,306                       --
----------------------------------------------------------------------------------------------------------------
End of period                                                      $ 105,293,405              $ 230,946,306
----------------------------------------------------------------------------------------------------------------



INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                                         FOR THE PERIOD
                                                                                        NOVEMBER 1, 1997
                                                                                          (COMMENCEMENT
                                                                   YEAR ENDED           OF OPERATIONS) TO
                                                                OCTOBER 31, 1999        OCTOBER 31, 1998
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $105,293                 $230,946
Ratio of expenses to average net assets                                 0.95%                   0.97%
Ratio of net investment income to
  average net assets                                                    1.41%                   1.72%
Portfolio turnover                                                        26%                     43%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated the ratios would be as follows:

RATIOS:
Expenses to average net assets                                          0.98%                   0.97%
Net investment income to
  average net assets                                                    1.38%                   1.72%
----------------------------------------------------------------------------------------------------------------

See notes to financial statements

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

    On November 1, 1997 (Commencement of Operations) CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $13,468,512, $45,037,659, $115,488,801 and $69,902,939 including $657,730, $2,460,410,
$6,297,679 and $2,672,891, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with the year's contributions are included in the November 1, 1997 (Commencement of Operations) to October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Portfolio are as follows:

    A. Investment Security Valuations Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

    B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

    C. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

    D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

    E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

    F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

    G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG.

    Citibank has delegated the daily management of the Portfolio to Hotchkis and Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    The management fee paid to Citibank, amounted to $547,248, of which $46,155 was voluntarily waived for the year ended October 31, 1999. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.

    The management fees paid to the Subadviser amounted to $769,986 for the year ended October 31, 1999.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $42,039,018   and   $192,579,269
respectively,  for the year ended October 31, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cos                                                      $103,766,202
-------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 12,582,480
Gross unrealized depreciation                                       (11,520,035)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $  1,062,445
-------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $389. Since the line of credit was established, there have been no borrowings.

INTERNATIONAL PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF ASSET ALLOCATION PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, INTERNATIONAL PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

    In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with U.S. generally accepted accounting principles.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT MANAGER
(of International Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT  AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

                     THE CITIFUNDS FAMILY

                      LARGE CAP STOCKS
                    o CitiFunds Growth & Income Portfolio
                    o CitiFunds Large Cap Growth Portfolio

                      SMALL CAP STOCKS
                    o CitiFunds Small Cap Growth Portfolio
                    o CitiFunds Small Cap Value Portfolio

                      INTERNATIONAL STOCKS
                    o CitiFunds International Growth & Income Portfolio
                    o CitiFunds International Growth Portfolio

                      GROWTH WITH INCOME
                    o CitiFunds Balanced Portfolio

                      BONDS
                    o CitiFunds Short-Term U.S. Government Income Portfolio
                    o CitiFunds Intermediate Income Portfolio
                    o CitiFunds National Tax Free Income Portfolio
                    o CitiFunds New York Tax Free Income Portfolio
                    o CitiFunds California Tax Free Income Portfolio

                      MONEY MARKETS
                    o CitiFunds Cash Reserves
                    o CitiFunds U.S. Treasury Reserves
                    o CitiFunds Tax Free Reserves
                    o CitiFunds New York Tax Free Reserves
                    o CitiFunds California Tax Free Reserves
                    o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds International Growth & Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds International Growth & Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds International Growth & Income Portfolio which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554


(C)1999 Citicorp          (R)Printed on recycled paper              CFA/IGI/1099